Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments, Owned, at Fair Value [Abstract]
Fair Value of Financial Instruments
(16)	Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

The fair values of loans are estimated by discounting the expected future cash flows using the current rates at which similar loans could be made to borrowers with similar credit ratings and for the same remaining maturities. The net carrying amount of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC Topic 820.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available-for-sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Federal Home Loan Bank (FHLB) Stock

Ownership of equity securities of FHLB is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Mortgage Servicing Rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees.

Cash Surrender Value – Life Insurance

The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Securities Sold under Agreements to Repurchase and Interest-bearing Demand Notes to U.S. Treasury

For securities sold under agreements to repurchase and interest-bearing demand notes to U.S. Treasury, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

A summary of the carrying amounts and fair values of the Company’s financial instruments at December 31, 2014 and 2013 is as follows:

			December 31, 2014
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2014		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and due from banks	$22,364	$22,364	$22,364	$0	$0
Federal funds sold and overnight interest-bearing deposits	20,445	20,445	20,445	0	0
Investment in available-for-sale securities	198,998	198,998	0	198,998	0
Loans, net	852,114	854,062	0	0	854,062
Investment in FHLB stock	3,075	3,075	0	3,075	0
Mortgage servicing rights	2,762	2,762	0	0	2,762
Cash surrender value - life insurance	2,284	2,284	0	2,284	0
Accrued interest receivable	4,816	4,816	4,816	0	0
	$1,106,858	$1,108,806	$47,625	$204,357	$856,824

Liabilities:
Deposits:
Non-interest bearing demand	$207,700	$207,700	$207,700	$0	$0
Savings, interest checking and money market	442,059	442,059	442,059	0	0
Time deposits	319,755	321,041	0	0	321,041
Federal funds purchased and securities sold under agreements to repurchase	17,970	17,970	17,970	0	0
Subordinated notes	49,486	33,371	0	33,371	0
Federal Home Loan Bank advances	43,000	44,396	0	44,396	0
Accrued interest payable	373	373	373	0	0
	$1,080,343	$1,066,910	$668,102	$77,767	$321,041

			December 31, 2013
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2013		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash and due from banks	$27,079	$27,079	$27,079	$0	$0
Federal funds sold and overnight interest-bearing deposits	1,360	1,360	1,360	0	0
Investment in available-for-sale securities	205,985	205,985	1,003	204,982	0
Loans, net	825,828	829,223	0	0	829,223
Investment in FHLB stock	2,354	2,354	0	2,354	0
Mortgage servicing rights	3,036	3,036	0	0	3,036
Cash surrender value - life insurance	2,213	2,213	0	2,213	0
Accrued interest receivable	4,999	4,999	4,999	0	0
	$1,072,854	$1,076,249	$34,441	$209,549	$832,259

Liabilities:
Deposits:
Non-interest bearing demand	$187,382	$187,382	$187,382	$0	$0
Savings, interest checking and money market	419,085	419,085	419,085	0	0
Time deposits	350,004	352,432	0	0	352,432
Federal funds purchased and securities sold under agreements to repurchase	31,084	31,084	31,084	0	0
Subordinated notes	49,486	32,048	0	32,048	0
Federal Home Loan Bank advances	24,000	25,366	0	25,366	0
Accrued interest payable	426	426	426	0	0
	$1,061,467	$1,047,823	$637,977	$57,414	$352,432

Off-Balance-Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.